Related party transactions (Tables)	6 Months Ended
Jun. 30, 2015
Related Party Transactions [Abstract]
Income expenses and receivables payables from related party
Net expenses (income) from Seadrill:

(In US$ millions)	Three months ended June 30,		Six months ended June 30,
	2015	2014	2015	2014

Management and administrative fees (a) and (b)	$12.3	$19.9	$25.1	$32.3
Rig operating costs (c)	6.5	3.8	12.0	9.2
Insurance premiums (d)	5.4	7.5	10.5	9.2
Interest expense (e)	3.5	2.6	7.0	30.5
Commitment fee on revolving credit facility (f)	0.5	0.5	1.0	1.2
Accretion of discount on deferred consideration (l)	3.2	—	7.7	—
Derivative (gains) / losses (e)	(0.8)	20.8	7.1	39.8
Bareboat charters (g)	(0.5)	(3.0)	(4.6)	(18.5)
Other revenues - Nigerian operations (h)	(2.3)	—	(7.0)	—
Gain on bargain purchase	(39.6)	—	(39.6)	—
Total net related party (income) / expenses	$(11.8)	$52.1	$19.2	$103.7

Receivables (payables) from related parties:

(In US$ millions)	June 30, 2015	December 31, 2014

Trading balances due from Seadrill and subsidiaries (i)	$12.4	$56.7
Trading balances due to Seadrill and subsidiaries (i)	(226.9)	(250.0)
Rig financing agreements with Seadrill (j)	(148.8)	(158.8)
Loan agreement with Seadrill (j)	(65.8)	(78.2)
Vendor financing loan agreement with Seadrill (k)	(109.5)	(109.5)
Deferred and contingent consideration to related party - short term portion (l)	(61.4)	(25.8)
Deferred and contingent consideration to related party - long term portion (l)	(214.2)	(111.2)
Derivatives with Seadrill - interest rate swaps (m)	2.2	6.0
(a) Management and administrative service agreement – In connection with the IPO, the Company entered into a management and administrative services agreement with Seadrill Management Limited, a wholly owned subsidiary of Seadrill, pursuant to which Seadrill Management Limited provides to the Company certain management and administrative services. The services provided by Seadrill Management Limited are charged at cost plus management fee equal to 5% of Seadrill Management’s costs and expenses incurred in connection with providing these services. The agreement has an initial term for five years and can be terminated by providing 90 days written notice.
(b) Technical and administrative service agreement – In connection with the IPO, the Company entered into certain advisory, technical and/or administrative services agreements with subsidiaries of Seadrill. The services provided by Seadrill’s subsidiaries are charged at cost plus service fee equal to 5% of Seadrill’s costs and expenses incurred in connection with providing these services.
(c) Rig operating costs – relates to rig operating costs charged by the Angolan service company for the West Vencedor.
(d) Insurance premiums – the Company’s drilling units are insured by a subsidiary of Seadrill and the insurance premiums incurred are recharged to the Company.
(e) Interest expense and loss on derivatives - prior to entering the Rig Financing agreements these costs were allocated to the Company from Seadrill based on the Company’s debt as a percentage of Seadrill’s overall debt. Upon entering the Rig Financing Agreements with Seadrill, the costs and expenses have been incurred by the Company.
(f) $100 million revolving credit facility – In October 2012 the Company entered into a $300 million revolving credit facility with Seadrill. The facility is for a term of 5 years and bears interest at a rate of LIBOR plus 5% per annum, with an annual 2% commitment fee on the undrawn balance. On March 1, 2014, the revolving credit facility was amended to reduce the maximum borrowing limit from $300 million to $100 million. During the six months ended June 30, 2015 the Company drew down nil on the revolving credit facility. As at June 30, 2015 the outstanding balance was nil.
(g) Bareboat charters - In connection with the transfer of the West Aquarius operations to Canada, the West Aquarius drilling contract was assigned to Seadrill Canada Ltd., a wholly owned subsidiary of the Company, necessitating certain changes to the related party contractual arrangements relating to the West Aquarius. Seadrill China Operations Ltd, the owner of the West Aquarius and a wholly-owned subsidiary of the Company, had previously entered into a bareboat charter arrangement with Seadrill Offshore AS, a wholly-owned subsidiary of Seadrill, providing Seadrill Offshore AS with the right to use the West Aquarius. In October 2012, this bareboat charter arrangement was replaced with a new bareboat charter between Seadrill China Operations Ltd and Seadrill Offshore AS, and at the same time, Seadrill Offshore AS entered into a bareboat charter arrangement providing Seadrill Canada Ltd. with the right to use the West Aquarius in order to perform its obligations under the drilling contract described above. For the six months ended June 30, 2015 and 2014, the net effect to the Company of the bareboat charters was net income and loss of $4.6 million and, $18.5 million respectively.
(h) Other revenues - Nigeria - The Company earns revenues within our Nigerian service company from Seadrill for certain services, including the provision of onshore and offshore personnel, which the Company provided to Seadrill’s West Jupiter and West Saturn drilling rigs. For the six months ended June 30, 2015 the Company earned revenues from the Nigerian service company of $7.0 million. During the six months ended June 30, 2014 no comparative revenues were earned.
(i) Trading balances – Receivables and payables with Seadrill and its subsidiaries are comprised primarily of unpaid management fees, advisory and administrative services, as well as, accrued interest and interest rate swap agreements. In addition, certain receivables and payables arise when the Company pays an invoice on behalf of a related party and vice versa. Receivables and payables are generally settled quarterly in arrears. Trading balances to Seadrill and its subsidiaries are unsecured, interest free and intended to be settled in the ordinary course of business.
(j) Rig financing agreements and loan agreements – See Note 12 of the Company's audited 2014 financial statements for details of the Rig Financing Agreements and Loan Agreements. Under the agreements each rig owning subsidiary makes payments of principal and interest directly to the lenders under each Rig Financing Agreement, at Seadrill’s direction and on its behalf, corresponding to payments of principal and interest due under each Rig Financing Agreement that are allocable to each rig.
The loan agreement relates to the financing of the West Vencedor, which was previously classified as a Rig Financing Agreement until June 2014 when Seadrill repaid the underlying senior secured loan, and the related party agreement between the Company and Seadrill was amended to carry on this facility on the same terms. Please refer to Note 7 for further information.
(k) $109.5 million vendor financing loan - On May 17, 2013, Seadrill Partners Operating LLC entered into a $109.5 million loan agreement with Seadrill as the lender to finance the acquisition of the T-15. The T-15 loan agreement bears interest at a rate of LIBOR plus 5% and matures in May 2016.
(l) Deferred consideration to related party - On the acquisition of the West Vela in 2014 the Company recognized a long term deferred consideration balance of $61.7 million and a long term contingent consideration balance of $49.5 million. On the acquisition of the West Polaris in 2015 the Company recognized a seller's credit balance of $44.6 million and a long term contingent consideration balance of $95.3 million. As of June 30, 2015 the short-term portion of these balances relating to the West Vela and West Polaris are $29.8 million and $31.6 million respectively, which are presented within other related party payables on the balance sheet. During the six months ended June 30, 2015, the Company recognized accretion on the unwind of the discount of the contingent liabilities of $7.7 million.
(m) Derivatives with Seadrill - Interest rate swaps - As of June 30, 2015, the Company was party to interest rate swap agreements with Seadrill for a combined outstanding principal amount of approximately $672.6 million at rates between 1.10% per annum and 1.93% per annum. The swap agreements mature between July 2018 and December 2020. The net loss recognized on the Company’s interest rate swaps for the period ended June 30, 2015, was $7.1 million (period ended June 30, 2014: net loss of $39.8 million).